STOCKHOLDERS' DEFICIT - Common stock issuance - For future services to be performed (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	Oct. 02, 2024
Class of Stock
Shares issued for services (in shares)	1,134,246
Common stock fair value			$ 133,750	$ 133,750
Share issuance for future services to be performed
Class of Stock
Shares issued for services (in shares)		885,000
Common stock fair value		$ 1,729,350
Share issuance for future services to be performed | Vendors One
Class of Stock
Shares issued for services (in shares)		150,000
Common stock fair value		$ 178,500
Share issuance for future services to be performed | Vendors Two
Class of Stock
Shares issued for services (in shares)		100,000
Common stock fair value		$ 91,000
Share issuance for future services to be performed | Vendors Three
Class of Stock
Shares issued for services (in shares)		35,000
Common stock fair value		$ 31,850
Share issuance for future services to be performed | Vendors Four
Class of Stock
Shares issued for services (in shares)		600,000
Common stock fair value		$ 1,428,000